                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cain Brothers Asset Management, LLC
                 -----------------------------------
   Address:      360 Madison Ave., 5th Floor
                 -----------------------------------
                 New York, NY 10017
                 -----------------------------------

Form 13F File Number: 28-14424
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charity A. Davidenko
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   212-981-6937
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Charity A. Davidenko          New York, NY        2/13/2012
   -------------------------------    -----------------   ------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 21
                                        --------------------

Form 13F Information Table Value Total: 975519
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                             inftable - 12-31-11 CD

                           FORM 13F INFORMATION TABLE

                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE    SHARED    NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- -------- ------- -------- --------
CURRENCYSHARES EURO TR EURO SH Equity         23130C108    22756   176500 SH  CALL Sole              176500
ENERGY SELECT SECTOR SPDR      Equity         81369Y506     5876    85000 SH  CALL Sole               85000
ISHARES SILVER TRUST ISHARES   Equity         46428Q109    26935  1000000 SH  CALL Sole             1000000
ISHARES SILVER TRUST ISHARES   Equity         46428Q109    12255   455000 SH  CALL Sole              455000
ISHARES TR MSCI EMERG MKT      Equity         464287234    59566  1570000 SH  CALL Sole             1570000
ISHARES TR MSCI EMERG MKT      Equity         464287234     4553   120000 SH  CALL Sole              120000
MARKET VECTORS GOLD MINERS ETF Equity         57060U100    10280   200000 SH  CALL Sole              200000
POWERSHARES QQQ TRUST UNIT SER Equity         73935A104    42427   760000 SH  CALL Sole              760000
POWERSHARES QQQ TRUST UNIT SER Equity         73935A104    61408  1100000 SH  CALL Sole             1100000
POWERSHARES QQQ TRUST UNIT SER Equity         73935A104    14515   260000 SH  CALL Sole              260000
PROSHARES TR PSHS ULTSH 20YRS  Equity         74347R297      903    50000 SH  CALL Sole               50000
PROSHARES TR PSHS ULTSH 20YRS  Equity         74347R297     9061   502000 SH  CALL Sole              502000
SELECT SECTOR SPDR TR SBI INT- Equity         81369Y704    25511   755000 SH  CALL Sole              755000
SELECT SECTOR SPDR TR SBI INT- Equity         81369Y704    27032   800000 SH  CALL Sole              800000
SPDR S&P 500 ETF TR TR UNIT    Equity         78462F103    51793   412000 SH  CALL Sole              175000            237000
SPDR S&P 500 ETF TR TR UNIT    Equity         78462F103   163423  1300000 SH  CALL Sole             1300000
SPDR S&P 500 ETF TR TR UNIT    Equity         78462F103   179765  1430000 SH  CALL Sole             1430000
SPDR S&P 500 ETF TR TR UNIT    Equity         78462F103   226278  1800000 SH  CALL Sole             1800000
UNITED STATES OIL FUND LP UNIT Equity         91232N108    10030   263000 SH  CALL Sole              263000
UNITED STATES OIL FUND LP UNIT Equity         91232N108     6750   177000 SH  CALL Sole              177000
UTILITIES SELECT SECTOR SPDR   Equity         81369Y886    14404   400000 SH  CALL Sole              400000

                                       Page 1